INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of intangible assets

The intangible assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Student base	12,510	12,510
Trademark	1,675	1,675
Total	14,185	14,185
Less: Accumulated amortization	(966)	(4,277)
Accumulated impairment loss	—	(9,831)
	13,219	77